Investment Objectives and Goals	Jun. 27, 2025
REX-OSPREY™ ETH + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREY™ ETH + STAKING ETF
REX-OSPREY™ SOL + STAKING ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREY™ SOL + STAKING ETF